Significant Accounting Policies - Other New Standards and Interpretations (Detail)	Jan. 01, 2020	Jan. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date by which application of new IFRS is required		Jan. 01, 2019
Annual improvements to IFRSs
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements		2015-2017 Cycle
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements		Leases
IFRIC 23
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements		Uncertainty over Income Tax Treatments
Amendment to IAS 19
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements		Change, reduction, or settlement of defined benefit plans
Amendment to IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements		Prepayment Features with Negative Compensation
Amendment to IAS 28
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements		Long-term Interests in Associates and Joint Ventures
IAS 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	Presentation of Financial Statements
Date by which application of new IFRS is required	Jan. 01, 2020
IAS 8
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	Accounting Policies, Changes in Accounting Estimates and Errors
Date by which application of new IFRS is required	Jan. 01, 2020
IFRS 3
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	Business Combinations (Revised—definition of business) Conceptual framework revised for financial reports
Date by which application of new IFRS is required	Jan. 01, 2020